Provision (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Provision at the beginning of the year	kr 0	kr 0
Addition due to acquisition cf note 29	6,969	0
Adjustments for the year	137,321	0
Utilization during the period	(103,766)	0
Reversal of provisions from previous years	(1,184)	0
Currency translation adjustments	(2,668)	0
Provision at year-end	36,673	0
Provisions for sales rebates
Disclosure of other provisions [line items]
Provision at the beginning of the year	0
Addition due to acquisition cf note 29	4,343
Adjustments for the year	137,104
Utilization during the period	(102,521)
Reversal of provisions from previous years	0
Currency translation adjustments	(2,493)
Provision at year-end	36,433	0
Provision for product returns
Disclosure of other provisions [line items]
Provision at the beginning of the year	0
Addition due to acquisition cf note 29	2,626
Adjustments for the year	217
Utilization during the period	(1,245)
Reversal of provisions from previous years	(1,184)
Currency translation adjustments	(175)
Provision at year-end	kr 239	kr 0